Accrued expenses (Tables) - Rubicon [Member]	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Schedule of Accounts Payable and Accrued Liabilities

	2020	2019
Accrued hauler expenses	$37,429	$41,339
Accrued compensation	8,783	6,385
Accrued income taxes	61	39
Other accrued expenses	2,717	2,090
Total accrued expenses	$48,990	$49,853

Rubicon Technologies, LLC and Subsidiaries [Member]
Schedule of Accounts Payable and Accrued Liabilities

	September 30, 2021	December 31, 2020
Accrued hauler expenses	$43,042	$37,429
Accrued compensation	7,684	8,783
Accrued income taxes	33	61
Other accrued expenses	3,926	2,717
Total accrued expenses	$54,685	$48,990